Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 25 – SUBSEQUENT EVENTS

On October 27, 2023, Sunrise Guizhou entered a two-year debt financing arrangement with Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. to obtain a loan of RMB 15,000,000, approximately $2,068,595 with an interest rate of 6.43%. This debt financing arrangement was guaranteed by Mr. Haiping Hu, Sunrise Tech and Zhuhai Zibo. The Company also pledged its graphite anode material manufacturing facilities up to RMB 15,000,000, approximately $2,068,595.

On October 26, 2023, Sunrise Guizhou entered into a three-year debt arrangement with SPD Bank to obtain a loan up to RMB 50,000,000, approximately $6,895,315, for a term from November 17, 2023 to November 17, 2026. The Company pledged its intellectual property and patent for the loan. The loan was also guaranteed by Mr. Haiping Hu.

Since July 2023, the Company started to pledge its account receivable from BYD with the right of recourse to China Construction Bank and Industrial and Commercial Bank of China for debt financing. As of June 30, 2023, the billed and unbilled account receivables from BYD were $2,117,727 and $5,935,687, respectively.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through December 28, 2023, the date that the unaudited condensed consolidated financial statements were available to be issued.